Insurance Contract Liabilities and Investment Contract Liabilities - Total Assets Supporting Total Liabilities And Equity (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of types of insurance contracts [line items]
Total general fund assets	$ 168,765	$ 162,720
Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	74,443	72,619
Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	4,634	6,020
Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	46,822	42,805
Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	7,157	7,067
Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	35,709	34,209
Individual participating life
Disclosure of types of insurance contracts [line items]
Total general fund assets	39,292	38,656
Individual participating life | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	19,624	18,855
Individual participating life | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	2,557	3,190
Individual participating life | Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	7,978	7,458
Individual participating life | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	4,736	4,645
Individual participating life | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	4,397	4,508
Individual non-participating life and health
Disclosure of types of insurance contracts [line items]
Total general fund assets	45,117	42,690
Individual non-participating life and health | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	18,720	18,560
Individual non-participating life and health | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	1,303	1,720
Individual non-participating life and health | Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	14,398	12,360
Individual non-participating life and health | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	1,638	1,348
Individual non-participating life and health | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	9,058	8,702
Group life and health
Disclosure of types of insurance contracts [line items]
Total general fund assets	18,440	17,542
Group life and health | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	6,271	6,003
Group life and health | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	70	73
Group life and health | Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	9,217	8,799
Group life and health | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	0	0
Group life and health | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	2,882	2,667
Individual annuities
Disclosure of types of insurance contracts [line items]
Total general fund assets	18,695	18,860
Individual annuities | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	11,918	12,001
Individual annuities | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	49	50
Individual annuities | Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	5,769	5,506
Individual annuities | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	0	0
Individual annuities | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	959	1,303
Group annuities
Disclosure of types of insurance contracts [line items]
Total general fund assets	13,603	12,499
Group annuities | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	6,448	6,076
Group annuities | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	35	45
Group annuities | Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	6,298	5,840
Group annuities | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	0	0
Group annuities | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	822	538
Equity and other
Disclosure of types of insurance contracts [line items]
Total general fund assets	33,618	32,473
Equity and other | Debt securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	11,462	11,124
Equity and other | Equity securities
Disclosure of types of insurance contracts [line items]
Total general fund assets	620	942
Equity and other | Mortgages and loans
Disclosure of types of insurance contracts [line items]
Total general fund assets	3,162	2,842
Equity and other | Investment properties
Disclosure of types of insurance contracts [line items]
Total general fund assets	783	1,074
Equity and other | Other
Disclosure of types of insurance contracts [line items]
Total general fund assets	$ 17,591	$ 16,491